JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.4%
Aerospace & Defense — 1.0%
Boeing Co. (The)	231	87,851

Automobiles — 0.3%
Tesla, Inc.*(a)	99	23,750

Banks — 1.6%
East West Bancorp, Inc.	1,554	68,822
First Republic Bank	753	72,767

		141,589

Biotechnology — 2.3%
Exact Sciences Corp.*(a)	703	63,485
Exelixis, Inc.*	2,475	43,776
Intercept Pharmaceuticals, Inc.*(a)	268	17,784
Sage Therapeutics, Inc.*(a)	190	26,585
Vertex Pharmaceuticals, Inc.*	343	58,026

		209,656

Building Products — 1.2%
Fortune Brands Home & Security, Inc.	1,323	72,379
Lennox International, Inc.(a)	165	40,114

		112,493

Capital Markets — 4.0%
BlackRock, Inc.	145	64,573
Charles Schwab Corp. (The)	1,200	50,205
Nasdaq, Inc.	711	70,593
S&P Global, Inc.	506	124,058
TD Ameritrade Holding Corp.	1,016	47,424

		356,853

Commercial Services & Supplies — 3.2%
Copart, Inc.*	1,233	99,071
Waste Connections, Inc.(a)	2,068	190,224

		289,295

Communications Equipment — 0.6%
Arista Networks, Inc.*	218	52,001

Construction Materials — 1.1%
Vulcan Materials Co.	659	99,637

Containers & Packaging — 2.0%
Avery Dennison Corp.	754	85,632
Ball Corp.	1,241	90,386

		176,018

Electrical Equipment — 1.5%
AMETEK, Inc.	771	70,830
Generac Holdings, Inc.*(a)	877	68,720

		139,550

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp., Class A	690	66,566
Corning, Inc.	1,107	31,577
Keysight Technologies, Inc.*	899	87,467
Zebra Technologies Corp., Class A*	395	81,578

		267,188

Entertainment — 3.4%
Netflix, Inc.*	376	100,652
Spotify Technology SA*	555	63,224
Take-Two Interactive Software, Inc.*	1,098	137,579

		301,455

Health Care Equipment & Supplies — 1.7%
DexCom, Inc.*	458	68,352
Intuitive Surgical, Inc.*	160	86,119

		154,471

Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc.*(a)	1,248	38,778
Anthem, Inc.	270	64,803
UnitedHealth Group, Inc.	908	197,240

		300,821

Health Care Technology — 1.8%
Teladoc Health, Inc.*	1,499	101,499
Veeva Systems, Inc., Class A*	389	59,335

		160,834

Hotels, Restaurants & Leisure — 0.6%
Hilton Worldwide Holdings, Inc.	546	50,841

Household Durables — 0.5%
Garmin Ltd.	532	45,064

Insurance — 1.1%
Progressive Corp. (The)	1,241	95,883

Interactive Media & Services — 6.0%
Alphabet, Inc., Class C*	384	468,224
Facebook, Inc., Class A*	372	66,192

		534,416

Internet & Direct Marketing Retail — 5.2%
Amazon.com, Inc.*	251	435,019
Wayfair, Inc., Class A*(a)	319	35,800

		470,819

IT Services — 10.0%
Booz Allen Hamilton Holding Corp.	974	69,151
Fiserv, Inc.*(a)	793	82,157
Global Payments, Inc.	924	146,948
Mastercard, Inc., Class A	967	262,663
PayPal Holdings, Inc.*	1,583	163,962
Visa, Inc., Class A	1,001	172,148

		897,029

Life Sciences Tools & Services — 1.8%
Illumina, Inc.*	238	72,526
Thermo Fisher Scientific, Inc.	321	93,556

		166,082

Machinery — 2.1%
Nordson Corp.	328	48,032
Parker-Hannifin Corp.	275	49,649
Stanley Black & Decker, Inc.	637	91,975

		189,656

Media — 0.4%
New York Times Co. (The), Class A(a)	1,295	36,884

Oil, Gas & Consumable Fuels — 0.5%
EOG Resources, Inc.	648	48,087

Pharmaceuticals — 2.0%
Catalent, Inc.*(a)	965	45,992
Elanco Animal Health, Inc.*	1,615	42,938
Jazz Pharmaceuticals plc*(a)	541	69,324
TherapeuticsMD, Inc.*	5,361	19,460

		177,714

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — (continued)
Professional Services — 0.8%
IHS Markit Ltd.*	1,079	72,130

Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A*	1,622	85,956

Road & Rail — 1.1%
Lyft, Inc., Class A*	682	27,853
Old Dominion Freight Line, Inc.	428	72,773

		100,626

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.*	3,211	93,096
KLA Corp.	480	76,584
Microchip Technology, Inc.(a)	396	36,755
NVIDIA Corp.	541	94,241
QUALCOMM, Inc.	1,285	97,989
Xilinx, Inc.	522	50,012

		448,677

Software — 14.1%
Fair Isaac Corp.*	109	33,023
Intuit, Inc.	486	129,220
Microsoft Corp.	4,831	671,584
salesforce.com, Inc.*	787	116,763
ServiceNow, Inc.*	409	103,926
Slack Technologies, Inc., Class A*(a)	753	17,871
Splunk, Inc.*	318	37,515
Synopsys, Inc.*	527	72,373
Trade Desk, Inc. (The), Class A*	275	51,558
Zscaler, Inc.*(a)	676	31,924

		1,265,757

Specialty Retail — 6.3%
Home Depot, Inc. (The)	773	179,444
National Vision Holdings, Inc.*	1,284	30,918
O’Reilly Automotive, Inc.*	233	92,893
Ross Stores, Inc.	1,612	177,034
Tractor Supply Co.	910	82,264

		562,553

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	2,027	453,886

Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.*	379	73,046

TOTAL COMMON STOCKS (Cost $5,315,249)		8,648,568

SHORT-TERM INVESTMENTS — 3.6%
INVESTMENT COMPANIES — 3.6%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17%(b)(c)(Cost $323,570)	323,461	323,558

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.0%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22%(b)(c)	151,014	151,014
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00%(b)(c)	29,044	29,044

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $180,068)		180,058

Total Investments — 102.0% (Cost $5,818,887)		9,152,184
Liabilities in Excess of Other Assets — (2.0)%		(183,104)

Net Assets — 100.0%		8,969,080

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $177,682,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$9,152,184	$—	$—	$9,152,184

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$214,350	$767,371	$658,132	$1	$(32)	$323,558	323,461	$1,647	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (a) (b)	157,046	229,000	235,000	(7)	(25)	151,014	151,014	921	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	36,180	178,407	185,543	—	—	29,044	29,044	171	—

Total	$407,576	$1,174,778	$1,078,675	$(6)	$(57)	$503,616		$2,739	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of September 30, 2019.